Segmented Information - Schedule of Information with Respect to Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total sales	$ 34,835	$ 30,837	$ 28,748
External sales	34,835	30,837	28,748
Depreciation and amortization	1,063	801	686
Adjusted EBIT	1,905	1,750	1,217
Goodwill	1,440	1,473	1,196
Fixed asset additions	1,170	1,274	1,236
Fixed assets, net	5,441	5,273	4,236
Other expense (income), net	(144)	108	(156)
Interest expense (income), net	(16)	(16)	6
Current assets	9,923	9,135	8,146
Investments, goodwill, deferred tax assets and other assets	2,626	2,701	2,297
Consolidated total assets	17,990	17,109	14,679
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	34,835	30,837	28,748
External sales	34,835	30,837	28,748
Depreciation and amortization	1,063	801	686
Adjusted EBIT	2,065	1,658	1,367
Goodwill	1,440	1,473	1,196
Fixed asset additions	1,170	1,274	1,236
Fixed assets, net	5,441	5,273	4,236
North America [Member]
Segment Reporting Information [Line Items]
Goodwill	656	701	644
North America [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	17,954	16,335	14,855
External sales	17,859	16,241	14,764
Depreciation and amortization	598	432	358
Adjusted EBIT	1,645	1,521	1,373
Goodwill	656	701	644
Fixed asset additions	645	615	558
Fixed assets, net	2,347	2,206	1,867
North America [Member] | Intersubsegment Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(1,182)	(1,046)	(1,023)
External sales	0	0	0
Fixed asset additions	0	0	0
Fixed assets, net	0	0	0
North America [Member] | Canada [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	6,734	6,343	5,951
External sales	6,223	5,907	5,552
Fixed asset additions	167	158	115
Fixed assets, net	601	660	586
North America [Member] | United States [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	8,409	7,518	7,025
External sales	7,938	7,053	6,514
Fixed asset additions	349	294	281
Fixed assets, net	1,135	973	804
North America [Member] | Mexico [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	3,993	3,520	2,902
External sales	3,698	3,281	2,698
Fixed asset additions	129	163	162
Fixed assets, net	611	573	477
Europe [Member]
Segment Reporting Information [Line Items]
Goodwill	655	611	392
Europe [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	14,718	12,709	12,556
External sales	14,525	12,563	12,429
Depreciation and amortization	355	283	259
Adjusted EBIT	375	165	(22)
Goodwill	655	611	392
Fixed asset additions	361	378	423
Fixed assets, net	2,169	2,132	1,602
Europe [Member] | Intersubsegment Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(387)	(188)	(189)
External sales	0	0	0
Fixed asset additions	0	0	0
Fixed assets, net	0	0	0
Europe [Member] | Western Europe Excluding Great Britain [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	11,813	10,089	10,124
External sales	11,544	9,927	9,963
Fixed asset additions	225	246	284
Fixed assets, net	1,463	1,490	1,111
Europe [Member] | Great Britain [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	975	961	913
External sales	968	952	909
Fixed asset additions	24	15	7
Fixed assets, net	70	58	53
Europe [Member] | Eastern Europe [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	2,317	1,847	1,708
External sales	2,013	1,684	1,557
Fixed asset additions	112	117	132
Fixed assets, net	636	584	438
Asia [Member]
Segment Reporting Information [Line Items]
Goodwill	129	74	74
Asia [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	1,684	1,289	1,074
External sales	1,539	1,188	982
Depreciation and amortization	64	42	31
Adjusted EBIT	85	49	68
Goodwill	129	74	74
Fixed asset additions	114	214	204
Fixed assets, net	597	558	378
Rest of World [Member]
Segment Reporting Information [Line Items]
Goodwill	0	87	86
Rest of World [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	889	822	525
External sales	889	822	524
Depreciation and amortization	20	17	7
Adjusted EBIT	(76)	(77)	(12)
Goodwill	0	87	86
Fixed asset additions	20	56	32
Fixed assets, net	102	128	107
Corporate and Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(410)	(318)	(262)
External sales	23	23	49
Depreciation and amortization	26	27	31
Adjusted EBIT	36	0	(40)
Goodwill	0	0	0
Fixed asset additions	30	11	19
Fixed assets, net	$ 226	$ 249	$ 282